Trade and other receivables and other assets (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables and other assets
Summary of trade receivables and other assets

in EUR k	Dec 31, 2021	Dec 31, 2020
Non‑current
Other assets—Rental deposits	2,922	1,867
Other assets—Others	50	100
	2,972	1,967
Current
Trade receivables	21,065	25,656
Contract assets	3,272	3,543
Other assets	5,453	8,286
	29,790	37,485
Total non-current and current trade and other receivables and other assets	32,762	39,452